Vessels, Net	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Vessels, Net
5.	Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$108,524	$(21,017)	$87,507
Depreciation	-	(2,189)	(2,189)
Balance June 30, 2020	$108,524	$(23,206)	$85,318

All of the Company’s vessels have been pledged as collateral to secure the loans discussed in Note 7.

On November 13, 2019, the Company decided to make arrangements to sell Pyxis Delta and the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessel Pyxis Delta as “held for sale” were met. On December 11, 2019, the Company entered into an agreement with a third-party to sell the vessel. On January 13, 2020, pursuant to the sale agreement that the Company entered into in late 2019, Pyxis Delta was delivered to her buyers. The total net proceeds from the sale of the vessel were $13,197, $5,674 out of which was used to prepay the loan facility secured by Pyxis Delta and Pyxis Theta and $7,523 for the repayment of the Company’s liabilities to Maritime and obligations to its trade creditors.